Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Additional Information (Detail) $ in Millions, $ in Billions				12 Months Ended
		Jun. 01, 2020 USD ($)	Jul. 19, 2019 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	[2]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company	[1]				$ 133	$ 257
Disposal of net Asset				$ 210	9,692
Derecognisition of net asset				9,665	59
Effect of movements in foreign exchange				(484)	$ 341
Gain on disposal of asset		$ 1,919		$ 1,900
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Disposal of net Asset		10,800
Derecognisition of net asset		(8,500)
Effect of movements in foreign exchange		(400)
Gain on disposal of asset		$ 1,900
Asahi [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company			$ 16.0

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.